Note 4 - Earnings Per Share ("EPS") (Details) - Anti-dilutive Securities	12 Months Ended	3 Months Ended
	Dec. 31, 2011	Mar. 31, 2013 Exercise Price Less Than Average Market Price Of Common Shares [Member] Stock Options [Member]	Mar. 31, 2013 Exercise Price Less Than Average Market Price Of Common Shares [Member]	Mar. 31, 2013 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Stock Options [Member]	Mar. 31, 2012 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Stock Options [Member]	Mar. 31, 2013 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Warrant [Member]	Mar. 31, 2012 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Warrant [Member]	Mar. 31, 2013 Exercise Price Greater Than Average Market Price Of Common Shares [Member]	Mar. 31, 2012 Exercise Price Greater Than Average Market Price Of Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	379,865	647,660	647,660	3,025,000	4,588,560	8,250,000	8,250,000	11,275,000	12,838,560